SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Feng Huang		$ 318,981	$ 210,490
Feng Huang [Member]
Related Party Transaction [Line Items]
Feng Huang	[1]	$ 318,981	$ 210,490

[1]	Primarily business expenses paid by Mr. Huang of the Company in the normal course of business, which amounts are to be reimbursed by the Company.